Events after the Reporting Period	12 Months Ended
Dec. 31, 2019
Events after the Reporting Period
Events after the Reporting Period

29.  Events after the Reporting Period

On March 11, 2020, the World Health Organization declared the outbreak of Coronavirus (“COVID19”) as pandemic. Most governments in the world are implementing different restrictive measures to contain the spread of this pandemic. This situation is significantly affecting the global economy, including Mexico, due to the disruption or slowdown of supply chains and the increase in economic uncertainty, as evidenced by the increase in volatility of asset prices, exchange rates and decreases in long-term interest rates. The consequences derived from COVID-19 are events after the reporting period not requiring an adjustment to the Group’s consolidated financial statements for the year ended December 31, 2019, and these consequences will be recognized as required in the consolidated financial statements for periods ending in the year 2020. The COVID-19 pandemic has affected the Group’s business, financial position and results of operations for the first quarter ended March 31, 2020, which was reported by the Company on April 27, 2020, and it is currently difficult to predict the degree of the impact on the second quarter and the remainder of 2020. Due to the evolving and uncertain nature of the COVID-19 pandemic, the Company’s management is not able to estimate the full extent of the impact of this situation, but it may continue affecting the Group’s business, financial position and results of operations over the near, medium or long term. As of the authorization date of these consolidated financial statements, the Company’s management cannot predict the adverse impact of COVID-19 pandemic on the Group’s consolidated financial statements for any remaining period in the year ending December 31, 2020.

In connection with the acquisition of the majority stock of UHI by a group of investors, which was announced on February 25, 2020, the Company’s management analyzed and considered this event, as well as other relevant information after the reporting period ended December 31, 2019, to assess whether fair value measurement of the Group’s investment in warrants of UHI as of December 31, 2019, reflected information and assumptions that market participants would have considered as of that date. Based on this assessment, the Company’s management has concluded that (i) fair value measurement of these warrants as of December 31, 2019, incorporated assumptions about risk inherent to the valuation technique used (discounted cash flow model) and inputs in this valuation technique based on available information at the measurement date; and (ii) information obtained after the measurement date did not constitute evidence of a condition that existed as of the measurement date. In April 2020, the Company’s management reviewed the assumptions and inputs related to its discounted cash flow model used to determine the fair value of the Group’s investments in warrants of UHI as of March 31, 2020. On April 27, 2020, as a result of this review, the Group reported its consolidated financial information for the first quarter of 2020, which included a decline in the estimated fair value of the Group’s investment in warrants exercisable for shares of UHI as of March 31, 2020, in the amount of Ps.21,937.1 million, which was accounted for in accumulated other comprehensive income or loss, net of income tax of Ps.6,581.1 million, in the Group’s consolidated statement of financial position as of March 31, 2020 (see Notes 9 and 15).

On April 28, 2020, the Company´s stockholders approved, among other resolutions, the audited consolidated financial statements as of December 31, 2019, and for the year ended on that date. To further maximize liquidity and as a precautionary measure, the Company’s Board of Directors did not propose the payment of a 2020 dividend for approval of the Company’s general stockholders’ meeting held on April 28, 2020.